Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	¥ 18,554	¥ 12,911
Fair value of derivative liabilities	20,105	13,833
Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	11,151	7,445
Fair value of derivative liabilities	12,809	8,697
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	7,184	5,281
Fair value of derivative liabilities	7,202	5,018
Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	150	90
Fair value of derivative liabilities	125	128
Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	19	10
Fair value of derivative liabilities	19	10
Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	50	80
Fair value of derivative liabilities	72	90
Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	5
Fair value of derivative liabilities	(122)	(110)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	18,546	12,906
Fair value of derivative liabilities	20,105	13,833
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	11,151	7,445
Fair value of derivative liabilities	12,809	8,697
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	7,176	5,276
Fair value of derivative liabilities	7,202	5,018
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	150	90
Fair value of derivative liabilities	125	128
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	19	10
Fair value of derivative liabilities	19	10
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	50	80
Fair value of derivative liabilities	72	90
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	5
Fair value of derivative liabilities	(122)	(110)
Designated as hedges
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	8	5
Fair value of derivative liabilities	0	0
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	8	5
Fair value of derivative liabilities	0	0
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Fair value of derivative liabilities	¥ 0	¥ 0